Acquisitions (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		2 Months Ended	4 Months Ended
	Jul. 02, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 17, 2012	Apr. 27, 2012	Jul. 01, 2014
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill		$ 1,120	$ 646
Northeast G&P [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill		646	646
Access Midstream [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill		474	0
Access Midstream Partners Acquisition [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement						56.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	17 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue		7,953	7,881
Business Acquisition, Pro Forma Net Income (Loss)		1,376	1,172
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		781
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		165
Access Midstream Partners Acquisition [Member] | Interest Expense [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Combination, Acquisition Related Costs		9
Access Midstream Partners Acquisition [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Combination, Acquisition Related Costs		16
Access Midstream Partners Acquisition [Member] | Pro Forma [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Access Midstream Partners Acquisition [Member] | Access Midstream [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Accounts receivable						168
Other current assets						63
Investments						5,872
Property, plant and equipment						7,015
Goodwill						474
Intangible assets						9,009
Current liabilities						(408)
Debt						(4,052)
Other noncurrent liabilities						(9)
Identifiable net assets acquired						10,630
Access Midstream Partners Acquisition [Member] | ACMP's subsidiaries [Member] | Access Midstream [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest						(958)
Access Midstream Partners Acquisition [Member] | Access Midstream Partners Lp [Member] | Access Midstream [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest						(6,544)
Laser Acquisition [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid				325
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				7,531,381
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable				441
Laser Acquisition [Member] | Northeast G&P [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Assets held-for-sale				18
Other current assets				3
Property, plant and equipment				158
Goodwill				290
Intangible assets				318
Current liabilities				(21)
Other noncurrent liabilities				0
Identifiable net assets acquired				476
Total				766
Caiman Acquisition [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid					1,720
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					11,779,296
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable					603
Caiman Acquisition [Member] | Northeast G&P [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Assets held-for-sale					0
Other current assets					16
Property, plant and equipment					656
Goodwill					356
Intangible assets					1,393
Current liabilities					(94)
Other noncurrent liabilities					(3)
Identifiable net assets acquired					1,968
Total					2,324
Business Acquisition, Pro Forma Information [Abstract]
Business Combination, Acquisition Related Costs		$ 16